Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2026
Discontinued Operation [Abstract]
Cash consideration	¥ 180,000
Disposal of unvested share options granted to former employees for divested business		898,846
Reduce the disposal gain credit to additional paid-in capital		¥ 17,461
Aggregate net cash payment from continuing operations	¥ 377,047